Revenue, operating profit and segment analysis - Summary of analysis by business segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Revenue	£ 9,161	£ 8,553	£ 7,244	£ 7,110	£ 7,874
Adjusted operating profit	3,030	2,683	2,210	£ 2,076	£ 2,491
Risk
Disclosure of operating segments
Revenue	3,133	2,909	2,474
Scientific, technical & medical
Disclosure of operating segments
Revenue	3,062	2,909	2,649
Legal
Disclosure of operating segments
Revenue	1,851	1,782	1,587
Exhibitions
Disclosure of operating segments
Revenue	1,115	953	534
Operating segments
Disclosure of operating segments
Revenue	9,161	8,553	7,244
Adjusted operating profit	3,042	2,712	2,252
Operating segments | Risk
Disclosure of operating segments
Revenue	3,133	2,909	2,474
Adjusted operating profit	1,165	1,078	915
Operating segments | Scientific, technical & medical
Disclosure of operating segments
Revenue	3,062	2,909	2,649
Adjusted operating profit	1,165	1,100	1,001
Operating segments | Legal
Disclosure of operating segments
Revenue	1,851	1,782	1,587
Adjusted operating profit	393	372	326
Operating segments | Exhibitions
Disclosure of operating segments
Revenue	1,115	953	534
Adjusted operating profit	319	162	10
Unallocated central costs and other operating items
Disclosure of operating segments
Adjusted operating profit	£ (12)	(29)	(42)
Charge related to STM, incurred from exchange rate movements from translation of working capital items and outcome of hedging program		£ 24
One-off charge related to reduction in the corporate real estate footprint			£ 35